Earnings (Loss) Per Share (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
Note 15. EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted average number of shares of common stock outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted EPS gives effect to the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

As a result of the Reverse Merger and Recapitalization, the Company has retrospectively adjusted the weighted average of shares of common stock outstanding prior to June 20, 2019 by multiplying them by the exchange ratio used to determine the number of shares of common stock into which they converted.

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

Numerator:
Net Income (loss)	$(829,030)	$(1,150,716)	$(1,261,662)	$(774,064)

Denominator:
Weighted average shares outstanding:
Basic	5,298,159	3,480,676	5,298,159	3,356,916
Diluted	5,298,159	3,480,676	5,298,159	3,356,916

Basic income (loss) per share	$(0.16)	$(0.33)	$(0.24)	$(0.23)
Diluted income (loss) per share	$(0.16)	$(0.33)	$(0.24)	$(0.23)

The Company has contingent share arrangements and warrants arising from the Reverse Merger and Recapitalization and Jensyn’s IPO as discussed in Note 2 and the Exchange and Subscription Agreement discussed in Note 3. The potential issuance of additional shares of Common Stock from these arrangements were excluded from the diluted EPS calculation because the prevailing market and operating conditions at the present time do not indicate that any additional shares of Common Stock will be issued. These instruments could result in dilution in future periods. Below is a schedule of the potential share issuances arising from these contingencies that were excluded from the calculations above:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

Earnout provision, includes new shares of common stock to be issued to former Peck Electric Co. shareholders	898,473	-	898,473	-
Earnout provision, includes new shares of Common Stock that may be issued to Exit Strategy	11,231	11,231	11,231	11,231
Earnout provision, including new shares of Common Stock that may be issued to holders of forfeited and canceled shares	257,799	257,799	257,799	257,799
Option to purchase Common Stock, from Jensyn’s IPO	429,000	429,000	429,000	429,000
Warrants to purchase Common Stock, from Jensyn’s IPO	2,292,250	2,292,250	2,292,250	2,292,250
Warrants to purchase Common Stock, from Solar Project Partners, LLC. Exchange and Subscription Agreement	275,000	-	275,000	-
Conversion of Preferred Stock to Common Stock from GreenSeed Investors, LLC Exchange and Subscription Agreement	200,000	-	200,000	-

16.	EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted average number of shares of common stock outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted EPS gives effect to the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

As a result of the Merger, the Company has retrospectively adjusted the weighted average of shares of common stock outstanding prior to June 20, 2019 by multiplying them by the exchange ratio used to determine the number of shares of common stock into which they converted.

	Years Ended December 31,
	2019	2018

Numerator:
Net Income (loss)	$(427,795)	$1,055,972

Denominator:
Weighted average shares outstanding:
Basic	4,447,681	3,234,501
Diluted	4,447,681	3,234,501

Basic income (loss) per share	(0.10)	0.33
Diluted income (loss) per share	(0.10)	0.33

Pro forma C-corporation Earnings per share:

Numerator
Net Income	$489,368	$763,437

Denominator:
Weighted average shares outstanding:
Basic	4,447,681	3,234,501
Diluted	4,447,681	3,234,501

Basic income per share	0.11	0.24
Diluted income per share	0.11	0.24

The Company has contingent share arrangements and warrants arising from the Merger and Jensyn’s IPO as discussed in Note 2. The potential issuance of additional stock from these arrangements were excluded from the diluted EPS calculation because the prevailing market and operating conditions at the present time do not indicate that any additional shares of stock will be issued. These instruments could result in dilution in future periods. Below is a schedule of the potential shares arising from these contingencies that were excluded from the calculations above:

	Years Ended December 31,
	2019	2018

Earnout provision, includes new shares of Common Stock that may be issued to former Peck Electric Co. shareholders	898,473	0
Earnout provision, includes new shares of Common Stock that may be issued to Exit Strategy	11,231	0
Earnout provision, including new shares of Common Stock that may be issued to holders of forfeited and canceled shares	257,799	0
Option to purchase Common Stock, from Jensyn’s IPO	429,000	0
Warrants to purchase Common Stock, from Jensyn’s IPO	2,292,250	0